Report Of The Directors Financial Review Risk Report - Other corporate, commercial and non-bank financial institutions loans and advances including loan commitments by level ofcollateral rated CRR/EL 8 to 10 only (Details) - Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments - Loans and advances to customers and banks
$ in Millions
Dec. 31, 2017 USD ($)
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,825
Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,769
Collateral value	206
Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	8,056
Collateral value	877
Not collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,722
Not collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,734
Fully collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	554
Fully collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,572
Partially collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	493
Partially collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,750
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,644
UK | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	515
Collateral value	59
UK | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3,129
Collateral value	209
UK | Not collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	319
UK | Not collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,508
UK | Fully collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	104
UK | Fully collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,223
UK | Partially collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	92
UK | Partially collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	398
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	931
Hong Kong | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	155
Collateral value	10
Hong Kong | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	776
Collateral value	123
Hong Kong | Not collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15
Hong Kong | Not collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	511
Hong Kong | Fully collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5
Hong Kong | Fully collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	98
Hong Kong | Partially collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	135
Hong Kong | Partially collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	167
US
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2,543
US | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,798
Collateral value	21
US | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	745
Collateral value	300
US | Not collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,708
US | Not collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3
US | Fully collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	48
US | Fully collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	317
US | Partially collateralised | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	42
US | Partially collateralised | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	425
– less than 50% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	188
– less than 50% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	804
– less than 50% | UK | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25
– less than 50% | UK | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	516
– less than 50% | Hong Kong | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3
– less than 50% | Hong Kong | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	60
– less than 50% | US | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7
– less than 50% | US | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 51% to 75% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	157
– 51% to 75% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	606
– 51% to 75% | UK | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	66
– 51% to 75% | UK | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	403
– 51% to 75% | Hong Kong | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2
– 51% to 75% | Hong Kong | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10
– 51% to 75% | US | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34
– 51% to 75% | US | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6
– 76% to 90% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	39
– 76% to 90% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	398
– 76% to 90% | UK | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11
– 76% to 90% | UK | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	235
– 76% to 90% | Hong Kong | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 76% to 90% | Hong Kong | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	21
– 76% to 90% | US | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2
– 76% to 90% | US | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 91% to 100% | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	170
– 91% to 100% | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	764
– 91% to 100% | UK | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2
– 91% to 100% | UK | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	69
– 91% to 100% | Hong Kong | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0
– 91% to 100% | Hong Kong | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7
– 91% to 100% | US | Rated CRR/ EL8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5
– 91% to 100% | US | Rated CRR/ EL9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 311